Schedule of Accounts Payable And Accrued Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Trade accounts payable	$ 510,688	$ 789,204
Pre-clinical research and toxicology studies	254,293
Accrued other	14,592	22,534
Accounts payable and accrued liabilities	$ 779,573	$ 811,738	$ 228,406